STOCKHOLDER’S EQUITY (Details Narrative) - shares	Mar. 31, 2022	Dec. 31, 2021
Common stock, shares issued	10,000	10,000
Common stock, shares outstanding	10,000	10,000
Vinco Ventures Inc [Member]
Ownership percentage	100.00%	100.00%